Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in the carrying amount of goodwill, in total and by segment, during fiscal 2011 and 2010:

(in millions)	Pharmaceutical	Medical	Total
Balance at June 30, 2009	$1,232.8	$963.7	$2,196.5
Goodwill acquired, net of purchase price adjustments	33.3	0.0	33.3
Foreign currency translation adjustments and other	(17.7)	(6.7)	(24.4)

Balance at June 30, 2010	1,248.4	957.0	2,205.4
Goodwill acquired, net of purchase price adjustments	1,598.5	33.0	1,631.5
Foreign currency translation adjustments and other	5.8	2.9	8.7

Balance at June 30, 2011	$2,852.7	$992.9	$3,845.6

The increase in the Pharmaceutical segment in fiscal 2011 is primarily due to the acquisitions of Kinray, Yong Yu and P4 Healthcare. Goodwill recognized in connection with these acquisitions primarily represents the expected benefit from synergies of integrating these businesses as well as the existing workforce of the acquired entities. See Note 2 for further discussion of these acquisitions.

Other Intangible Assets

Intangible assets with definite lives are amortized over their useful lives, which range from two to twenty years. The detail of other intangible assets by class as of June 30, 2011 and 2010 is as follows:

	June 30, 2011			June 30, 2010
(in millions)	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Indefinite life intangibles:
Trademarks and patents	$26.5	$0.0	$26.5	$10.2	$0.0	$10.2

Total indefinite life intangibles	26.5	0.0	26.5	10.2	0.0	10.2
Definite life intangibles:
Trademarks and patents	43.4	25.2	18.2	20.3	14.1	6.2
Non-compete agreements	14.0	5.4	8.6	3.8	2.8	1.0
Customer relationships	392.7	89.2	303.5	48.4	41.1	7.3
Other	86.5	29.9	56.6	47.2	24.1	23.1

Total definite life intangibles	536.6	149.7	386.9	119.7	82.1	37.6

Total intangibles	$563.1	$149.7	$413.4	$129.9	$82.1	$47.8

The increase in identifiable intangible assets during fiscal 2011 is primarily due to the acquisitions of Kinray, Yong Yu and P4 Healthcare. See Note 2 for further discussion of these acquisitions.

The following table summarizes amortization of intangible assets during fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Amortization of intangible assets	$67.7	$11.2	$15.0

Amortization of intangible assets for each of the next five fiscal years is estimated to be:

(in millions)	2012	2013	2014	2015	2016
Amortization of intangible assets	$74.3	$64.8	$56.6	$41.3	$34.0